Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (Superior Living SDN. BHD.) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Net operating loss carry forwards	$ 73,318	$ 43,410	$ 92,069	$ 82,970
Deferred tax assets, net
Superior Living SDN. BHD. [Member]
Net operating loss carry forwards	196,494	260,479
Deprecation	(24,244)	(25,682)		(18,901)
Deferred tax assets, net	$ 172,250	$ 234,797
Deferred liabilities, net				$ (18,901)